Business and Credit Concentrations	12 Months Ended
Dec. 31, 2011
Business and Credit Concentrations

(21) Business and Credit Concentrations

(a)	Almost all of the Group’s customers are located in the PRC. There is no individual customer with gross revenue more than 10% of total gross revenue during the year ended December 31, 2011, 2010 and 2009.

Each amount due from the following customers represented more than 10% of the outstanding accounts receivable at December 31, 2011, and there was not such amount as of December 31, 2010.

Percentage of accounts receivable outstanding (%)
December 31, 2011
Eternal Electronic Material (Guangzhou) Co., Ltd.	24.4%
Eternalphoto Electronic Materials (Guangzhou) Co., Ltd.	12.6%
Celplast Metallized Poducts Limited	11.9%

(b) The Group purchased a significant portion of PET resin required for the production of BOPET film from Sinopec Yizheng Chemical Fibre Company Limited (“Sinopec Yizheng”) during the year ended December 31, 2011, 2010 and 2009. The Group believes that there are a limited number of suppliers in the PRC with the ability to consistently supply PET resin that meets the Group’s quality standards and requirements. Currently, the Group has an annual supply agreement with Sinopec Yizheng pursuant to which Sinopec Yizheng has agreed to supply fixed quantities of PET resin to the Group on a monthly basis at the prevailing market prices. The terms of such supply agreement are reviewed annually. Although the Group believes that it maintains a good relationship with its major suppliers, there can be no assurance that Sinopec Yizheng will continue to sell to the Group under normal commercial terms as and when needed.

The following are the vendors that supplied10% or more of our raw materials for each of the year ended December 31, 2011, 2010 and 2009:

		Percentage of total purchases (%)
	Supply	2011	2010	2009
Sinopec Yizhang Chemical Fibre Company Limited	PET resin and Additives	43.8	42.4	45.8
Mahongany Joy Investment Ltd	PET resin	11.1	11.1	-
Jiangyin Huaxing Compound Co., Ltd.	PET resin	11.1	11.6	12.5